Marketable Securities (Held-To-Maturity Securities) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014		Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	$ 39,200	[1]	$ 39,632	[1]
Gross unrealized holding gains	7		89
Gross unrealized holding (losses)	(353)		(243)
Aggregate fair value	38,854	[2]	39,478	[2]
Accrued interest on securities	375		391
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	15,272	[1]	15,015	[1]
Gross unrealized holding gains	7		20
Gross unrealized holding (losses)	(103)		(76)
Aggregate fair value	15,176	[2]	14,959	[2]
Non-current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost	23,928	[1]	24,617	[1]
Gross unrealized holding gains			69
Gross unrealized holding (losses)	(250)		(167)
Aggregate fair value	$ 23,678	[2]	$ 24,519	[2]

[1]	Including accrued interest in the amount of $391 thousand and $375 thousand as of December 31, 2013 and June 30, 2014 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).